Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

January 15, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc.
Post-Effective Amendment No. 189
Registration Nos. 33-20827/811-05518

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 189 to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new portfolio of the Company, the Summit Global Investments Small Cap Low Volatility Fund.

Questions and comments concerning the Amendment may be directed to the undersigned at 215-988-3307.

Respectfully,

/s/ Jillian L. Bosmann
Jillian L. Bosmann

Enclosure